Shareholders' Equity	12 Months Ended
Dec. 31, 2014
Stockholders' Equity
Shareholders' Equity

NOTE 13 — Shareholders' Equity

Share count and par value data related to shareholders' equity are as follows:

	As of
	December 31, 2014		December 31, 2013

Preferred Stock
Par value per share	$	No par value	$	No par value
Shares authorized		25,000,000		25,000,000
Shares outstanding		—		—
Common Stock
Par value per share	$	No par value	$	No par value
Shares authorized		75,000,000		75,000,000
Shares issued		56,101,700		55,808,008
Shares outstanding		33,392,060		33,558,864
Treasury stock
Shares held		22,709,640		22,249,144

CTS uses the cost method to account for its common stock purchases. During the year ended December 31, 2014, CTS purchased 460,496 shares of common stock for $8,002,000 under a board-authorized share repurchase plan. For the year ended December 31, 2013, CTS purchased 419,190 shares of common stock for $6,208,000. Approximately 8,891,040 shares are available for future issuances.

A roll forward of common shares outstanding is as follows:

	As of
	December 31, 2014	December 31, 2013

Balance at the beginning of the year	33,558,864	33,433,128
Repurchases	(460,496)	(419,190)
Stock option issuances	101,350	266,043
Restricted share issuances	192,342	278,883
Restricted share forfeitures	—	—
Shares withheld for tax obligations	—	—

Balance at the end of the period	33,392,060	33,558,864

The following table shows the potentially dilutive securities which have been excluded from the dilutive earnings per share calculation because they are either anti-dilutive, or the exercise price exceeds the average market price.

	For the Year Ended December 31,
	2014	2013	2012

Potentially dilutive securities	—	634	—